UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2005 - JUNE 30, 2005

                                         (Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

TimesSquare Small Cap Growth Fund

TimesSquare Mid Cap Growth Fund

June 30, 2005

TIMESSQUARE SMALL CAP GROWTH FUND

TIMESSQUARE MID CAP GROWTH FUND

Semi-Annual Report

June 30, 2005

(unaudited)

Begins on Page
Letter to Shareholders	1
About Your Fund’s Expenses	2
Fund Performance	3
Fund Snapshots	4
Schedules of Portfolio Investments	5
Detailed portfolio listings by security type and industry sector, as valued at June 30, 2005
Financial Statements:
Statements of Assets and Liabilities	12
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statements of Operations	13
Detail of sources of income, Fund expenses and realized and unrealized gains (losses) during the fiscal period
Statements of Changes in Net Assets	14
Detail of changes in Fund assets for the past two fiscal periods
Financial Highlights	16
Net asset value, total return, expense ratios, turnover ratio and net assets
Notes to Financial Statements	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates and description of certain investment risks

Nothing contained herein is to be considered an offer, sale or a solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Over the past six months the Managers Funds family has taken a number of steps forward. Since we joined with two of our Affiliates early this year to form Managers Investment Group LLC, we have expanded the fund family, received a nationally recognized award, and added Web site improvements that we hope make it much easier for you to get information about your investments in our Funds.

We added the Managers AMG TimesSquare Mid Cap Growth Fund on March 4 and the Managers AMG TimesSquare Small Cap Growth Fund on April 11, both subadvised by TimesSquare Capital Management. TimesSquare is widely respected by financial advisors and retirement plan consultants, and we are pleased to add these two funds to our fund family.

I am also pleased to report that in March, Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards 2005 recognize fund families that deliver consistently strong relative performance for their funds’ shareholders. In the fixed income asset class, Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award are: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond) and Managers Short Duration Government (Ultrashort Bond).

Finally, if you have not visited our Web site recently, I urge you to do so. We have noticed an increase in traffic to the site, no doubt driven by the clean and clear look as well as the simplified access to fund information now available at www.managersinvest.com. If you invest with us directly, or through our ManagersChoice® program, I recommend that you sign up for account access so that you can have your account information readily available at any time. On our home page you will see a link to Access Your Account, which has information about how you can get started.

Please do visit our Web site if you have questions about your Funds, or call us toll free at 1-800-835-3879. Thank you for your continuing confidence in Managers Funds.

Respectfully,

Peter M. Lebovitz
President
Managers AMG Funds

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. These Funds incur only ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2005	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
TimesSquare Small Cap Growth Fund - Institutional Class
Based on Actual Fund Return	$1,000	$1,043	$5.32
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.26
TimesSquare Small Cap Growth Fund - Premier Class
Based on Actual Fund Return	$1,000	$1,042	$6.33
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio plus its pro rata share of the expenses of the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Period Ended June 30, 2005	Beginning Account Value 3/4/2005	Ending Account Value 6/30/2005	Expenses Paid During Period*

TimesSquare Mid Cap Growth Fund - Institutional Class
Based on Actual Fund Return	$1,000	$1,008	$3.57
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$3.59
TimesSquare Mid Cap Growth Fund - Premier Class
Based on Actual Fund Return	$1,000	$1,007	$4.24
Based on Hypothetical 5% Annual Return	$1,000	$1,021	$4.27

*	Expenses are equal to the Fund’s annualized expense ratio plus its pro rata share of the expenses of the Portfolio, multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period).

Managers AMG Funds

Fund Performance (unaudited)

	Six Months	Average Annual Total Returns				Inception Date
		1 Year	3 Years	5 Years	Since Inception
TimesSquare Small Cap Growth
Institutional Class	4.27%	11.86%	13.01%	4.26%	5.19%	Jan-’00
Premier Class	4.21%	11.71%	12.86%	4.12%	5.04%	Jan-’00

	1 Month	3 Months	1 Year	Since Inception	Inception Date

TimesSquare Mid Cap Growth
Institutional Class	1.61%	3.92%	—	0.80%	Mar-’05
Premier Class	1.72%	3.92%	—	0.70%	Mar-’05

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The listed returns on the Fund are net of expenses. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

Managers AMG Funds

Fund Snapshots as of June 30, 2005 (unaudited)

Major Sectors	TimesSquare Small Cap Growth Fund	Russell 2000 Growth Index	TimesSquare Mid Cap Growth Fund	Russell MidCap Growth
Consumer Discretionary	10.0%	17.3%	17.1%	25.1%
Consumer Staples	3.4	2.4	—	2.7
Energy	5.6	6.5	4.0	8.5
Financials	12.0	10.0	17.5	8.7
Health Care	13.8	20.9	17.7	16.8
Industrials	20.9	14.0	9.8	12.1
Information Technology	22.5	24.5	18.8	21.1
Materials	1.0	3.1	6.2	2.5
Telecommunication Services	3.2	0.9	5.1	1.5
Cash and other equivalents	7.6	0.4	3.8	1.0

	100.0%		100.0%

Top Ten Holdings as of June 30, 2005 (unaudited)

TimesSquare Small Cap Growth Fund

% Fund
Alliance Data Systems Corp.*	3.2
DaVita, Inc.*	2.6
Education Management Corp.*	2.6
Corporate Executive Board Co.*	2.0
Investors Financial Services Corp.*	2.0
SCP Pool Corp.	1.8
Stericycle, Inc.	1.8
CapitalSource, Inc.*	1.7
Spectrasite, Inc.	1.7
Global Payments, Inc.*	1.7

Top Ten as a Group	21.1%

TimesSquare Mid Cap Growth Fund

% Fund
DaVita, Inc.	5.6
CapitalSource, Inc.	4.2
Lamar Advertising Co.	2.8
Autoliv, Inc.	2.8
CB Richard Ellis Group, Inc.	2.5
Stericycle, Inc.	2.3
Mohawk Industries, Inc.	2.3
Countrywide Financial Corp.	2.3
Alliance Data Systems Corp.	2.2
Spectrasite, Inc.	2.1

Top Ten as a Group	29.1%

*	Top Ten Holding at December 31, 2004

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 92.4%

Consumer Discretionary - 10.0%
AC Moore Arts & Crafts, Inc.*	46,400	[2]	$1,466,704
Advance Auto Parts, Inc.*	75,000		4,841,250
Arbitron, Inc.*	60,000	[2]	2,574,000
Entercom Communications Corp.*	160,000		5,326,400
Getty Images, Inc.*	95,000	[2]	7,054,700
Hibbett Sporting Goods, Inc.*	85,000	[2]	3,216,400
Kerzner International, Ltd.*	90,000	[2]	5,125,500
Marvel Enterprises, Inc.*	230,950	[2]	4,554,334
NetFlix, Inc.*	180,000	[2]	2,953,800
Radio One, Inc.*	237,400	[2]	3,031,598
SCP Pool Corp.	277,737	[2]	9,745,791
Tempur-Pedic International, Inc.*	177,700	[2]	3,941,386
Total Consumer Discretionary			53,831,863

Consumer Staples - 3.4%
Central Garden & Pet Co.*	120,000		5,894,400
Herbalife Ltd.*	212,900		4,600,769
NBTY, Inc.*	106,500	[2]	2,762,610
United Natural Foods, Inc.*	160,000	[2]	4,859,200
Total Consumer Staples			18,116,979

Energy - 5.6%
Denbury Resources, Inc.*	165,000	[2]	6,562,050
Hydril Co.*	65,000		3,532,750
Pioneer Drilling Co.*	155,500	[2]	2,372,930
Quicksilver Resources, Inc.*	100,000	[2]	6,393,000
TODCO Class A*	215,000		5,519,050
Universal Compression Holdings, Inc.*	162,700	[2]	5,896,248
Total Energy			30,276,028

Financials - 12.0%
Assured Guaranty, Ltd.	254,400	[2]	5,942,784
CapitalSource, Inc.*	475,000	[2]	9,324,250
CB Richard Ellis Group, Inc.*	190,000		8,333,400
Cohen & Steers, Inc. (REIT)	200,000	[2]	4,122,000
Investors Financial Services Corp.	283,500	[2]	10,721,970
Jefferies Group, Inc.	141,800	[2]	5,372,802
Markel Corp.*	23,200		7,864,800
optionsXpress, Inc.*	220,000	[2]	3,344,000
Primus Guaranty, Ltd.*	273,500	[2]	3,960,280
Signature Bank*	65,600		1,600,640

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials (continued)
UCBH Holdings, Inc.	260,000	[2]	$4,222,400
Total Financials			64,809,326

Health Care - 13.8%
Advisory Board Co., The*	100,000	[2]	4,874,000
Allion Healthcare, Inc.*	104,800	[2]	1,718,930
Bio-Rad Laboratories, Inc.*	110,000	[2]	6,513,100
DaVita, Inc.*	313,974		14,279,538
Eclipsys Corp.*	250,000	[2]	3,517,500
Haemonetics Corp.*	70,000	[2]	2,844,800
Magellan Health Services, Inc.*	160,900	[2]	5,681,379
NDCHealth Corp.	142,100	[2]	2,553,537
Pediatrix Medical Group, Inc.*	110,000	[2]	8,089,400
PolyMedica Corp.	136,500	[2]	4,867,590
Radiation Therapy Services, Inc.*	119,900	[2]	3,183,345
Respironics, Inc.*	195,000		7,041,450
Taro Pharmaceuticals Industries, Ltd.*	95,000	[2]	2,761,650
VCA Antech, Inc.*	275,000		6,668,750
Total Health Care			74,594,969

Industrials - 20.9%
American Reprographics Co.*	161,700		2,601,753
Beacon Roofing Supply, Inc.*	120,000	[2]	3,156,000
ChoicePoint, Inc.*	100,200		4,013,010
Corinthian Colleges, Inc.*	210,000	[2]	2,681,700
Corporate Executive Board Co.	140,000	[2]	10,966,200
CoStar Group, Inc.*	100,100	[2]	4,364,360
Cuno, Inc.*	40,400		2,886,176
Dionex Corp.*	14,200		619,262
Educate, Inc.	225,600		3,192,240
Education Management Corp.*	418,500		14,116,005
Jackson Hewitt Tax Service, Inc.*	153,800		3,635,832
Mobile Mini, Inc.*	188,800	[2]	6,509,824
MTC Technologies, Inc.*	130,000		4,787,900
Orbital Sciences Corp.*	431,000	[2]	4,266,900
Overnite Corp.	116,400		5,002,872
P.A.M. Transportation Services, Inc.*	56,700		953,127
Pacer International, Inc. *	121,900	[2]	2,656,201
Portfolio Recovery Associates, Inc.*	97,500	[2]	4,096,950
Resources Connection, Inc.*	352,940	[2]	8,198,796
Ritchie Bros. Auctioneers Inc.	50,000		1,927,500
Si International, Inc.*	126,800		3,798,928
Stericycle, Inc.*	190,000	[2]	9,560,800

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials (continued)
West Corp.*	228,400	[2]	$8,770,560
Total Industrials			112,762,896

Information Technology - 22.5%
Alliance Data Systems Corp.*	428,000		17,359,680
Alvarion, Ltd.*	250,000	[2]	2,905,000
Anteon International Corp.*	70,000	[2]	3,193,400
ATMI, Inc.*	40,000		1,160,400
Cogent Inc.*	100,000	[2]	2,855,000
Cognex Corp.	131,600	[2]	3,446,604
CSG Systems International, Inc.*	300,000	[2]	5,694,000
Cymer, Inc.*	102,100	[2]	2,690,335
Dolby Laboratories, Inc.*	180,000		3,970,800
Embarcadero Technologies, Inc.*	287,300		1,611,753
Fair Isaac Corp.	150,000	[2]	5,475,000
Filenet Corp.*	75,800	[2]	1,905,612
Formfactor, Inc.*	160,100	[2]	4,229,842
Global Payments, Inc.	135,000	[2]	9,153,000
Henry (Jack) & Associates, Inc.	345,800		6,331,598
Informatica Corp.*	486,600	[2]	4,082,574
J2 Global Communications, Inc.*	120,000	[2]	4,132,800
Littelfuse, Inc.*	101,300		2,821,205
Macromedia, Inc.*	100,000		3,822,000
Microsemi Corp.*	130,500	[2]	2,453,400
O2Micro International, Ltd.*	51,600		724,980
Photon Dynamics, Inc.*	173,300	[2]	3,571,713
PMC - Sierra, Inc.*	252,500	[2]	2,355,825
Power Integrations, Inc.*	111,000	[2]	2,394,270
SafeNet, Inc.*	121,400	[2]	4,134,884
Sapient Corp.*	400,000	[2]	3,172,000
Semtech Corp.*	209,400	[2]	3,486,510
SERENA Software, Inc.*	151,200	[2]	2,918,160
TIBCO Software, Inc.	139,100	[2]	909,714
Trident Microsystems, Inc.*	60,000	[2]	1,361,400
Wind River Systems, Inc.*	195,000		3,057,600
Wright Express Corp.*	241,200		4,454,964
Total Information Technology			121,836,023

Materials - 1.0%
Alpha Natural Resources, Inc.*	115,200	[2]	2,750,976
Martin Marietta Materials, Inc.	40,000		2,764,800
Total Materials			5,515,776

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Telecommunication Services - 3.2%
Alamosa Holdings, Inc.*	325,000	[2]	$4,517,500
Premiere Global Services, Inc.*	310,000		3,499,900
Spectrasite, Inc.*	125,000	[2]	9,303,750
Total Telecommunication Services			17,321,150

Total Common Stocks (cost $413,394,672)			499,065,010

Other Investment Companies – 36.9%[1]
iShares Russell 2000 Growth Index Fund	125,000	[2]	8,093,750
Bank of New York Institutional Cash Reserves Fund, 3.27%[3]	158,284,626		158,284,626
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	33,175,565		33,175,565

Total Other Investment Companies (cost $199,036,226)			199,553,941

Total Investments – 129.3% (cost $612,430,898)			698,618,951

Other Assets, less Liabilities – (29.3%)			(158,127,560)

Net Assets - 100.0%			$540,491,391

Note:	Based on the cost of investments of $612,430,898 for Federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation and depreciation were $98,099,166 and $11,911,113, respectively, resulting in net unrealized appreciation of investments of $86,188,053.
*	Non-income-producing security.
[1]	Yield shown for an investment company represent the June 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some of these shares, amounting to a market value of $154,039,268, or 28.5% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 96.2%

Consumer Discretionary - 17.1%
Advance Auto Parts, Inc.*	3,800		$245,290
Autoliv, Inc.	8,800		385,440
Entercom Communications Corp.*	5,300		176,437
Getty Images, Inc.*	2,800		207,928
Lamar Advertising Co.*	9,200		393,484
Marvel Enterprises, Inc.*	6,500		128,180
Mohawk Industries, Inc.*	3,800		313,500
SCP Pool Corp.	6,500		228,085
Tiffany & Co.	3,100	[2]	101,556
Weight Watchers International, Inc.*	3,800		196,118
Total Consumer Discretionary			2,376,018

Energy - 4.0%
BJ Services Co.	3,400		178,432
GlobalSantaFe Corp.*	2,400		97,920
Patterson-UTI Energy, Inc.	3,800		105,754
Quicksilver Resources, Inc.*	2,700		172,611
Total Energy			554,717

Financials - 17.5%
AMBAC Financial Group, Inc.	1,800		125,568
CapitalSource, Inc.*	29,400		577,122
CB Richard Ellis Group, Inc.*	7,800		342,108
Commerce Bancorp, Inc.	5,700		172,767
Countrywide Financial Corp.	8,100		312,741
Investors Financial Services Corp.	3,700		139,934
Legg Mason, Inc.	2,400		249,864
Markel Corp.*	500		169,500
Moody’s Corp.	1,700		76,432
SEI Investments Co.	3,700		138,195
UCBH Holdings, Inc.	8,200		133,168
Total Financials			2,437,399

Health Care - 17.7%
Cytyc Corp.*	6,600		145,596
DaVita, Inc.*	17,200		782,256
Edwards Lifesciences Corp.*	3,100	[2]	133,362
Express Scripts, Inc.*	3,600		179,928
Fisher Scientific International, Inc.*	3,300		214,170
Human Genome Sciences, Inc.*	12,800		148,224
IMS Health, Inc.	5,700		141,189
Lincare Holdings, Inc.*	5,500		224,620

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care (continued)
Sepracor, Inc.*	2,300		$138,023
Shire Pharmaceuticals PLC	5,700		186,960
VCA Antech, Inc.*	7,000		169,750
Total Health Care			2,464,078

Industrials - 9.8%
ChoicePoint, Inc.*	5,300		212,265
Dun & Bradstreet Corp.*	2,300		141,795
Education Management Corp.*	8,500		286,705
L-3 Communications Holdings, Inc.	1,400		107,212
R.R. Donnelley & Sons Co.	8,600		296,786
Stericycle, Inc.*	6,300		317,016
Total Industrials			1,361,779

Information Technology - 18.8%
Affiliated Computer Services, Inc.*	4,500	[2]	229,950
Alliance Data Systems Corp.*	7,700		312,312
Altera Corp.*	9,000		178,380
Amdocs, Ltd.*	9,400		248,442
ASML Holding N.V.*	4,200		65,772
Broadcom Corp., Class A*	4,600		163,346
CDW Corp.	2,300		131,307
Check Point Software Technologies Ltd.*	8,700		172,260
Cogent Inc.*	2,000		57,100
Dolby Laboratories, Inc.*	4,700		103,682
Electronic Arts, Inc.*	1,200		67,932
Intuit, Inc.*	1,600		72,176
Macromedia, Inc.*	2,100		80,262
Microchip Technology, Inc.	6,700		198,454
National Semiconductor Corp.*	8,500		187,255
NAVTEQ Corp.*	2,600		96,668
Roper Industries, Inc.*	1,000		71,370
Tekelec*	6,600		110,880
VeriSign, Inc.*	2,100		60,396
Total Information Technology			2,607,944

Materials - 6.2%
Pactiv Corp.*	8,900		192,062
Potash Corp of Saskatchewan	2,300		219,834
Sealed Air Corp.*	3,100		154,349
Vulcan Materials Co.	4,500		292,455
Total Materials			858,700

Telecommunication Services - 5.1%
America Movil, S.A. de C.V.	2,900		172,869

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services (continued)
American Tower Corp.*	11,100	$233,322
Spectrasite, Inc.*	4,000	297,720
Total Telecommunication Services		703,911

Total Common Stocks (cost $12,911,753)		13,364,546

Other Investment Companies - 3.8%[1]
Bank of New York Institutional Cash Reserves Fund, 3.27%[3]	41,011	41,011
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	485,360	485,360

Total Other Investment Companies (cost $526,371)		526,371

Total Investments – 100.0% (cost $13,438,124)		13,890,917

Other Assets, less Liabilities - 0.0%		628

Net Assets - 100.0%		$13,891,545

Note:	Based on the cost of investments of $13,415,549 for Federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation and depreciation were $625,442 and $172,649, respectively, resulting in net unrealized appreciation of investments of $452,793.
*	Non-income-producing security.
[1]	Yield shown for an investment company represent the June 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some of these shares, amounting to a market value of $40,203, or 0.3% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	TimesSquare Small Cap Fund	TimesSquare Mid Cap Fund
Assets:
Investments at value (including securities on loan valued at $154,039,268 and $40,203, respectively)	$698,618,951	$13,890,917
Receivable for investments sold	1,589,388	23,462
Receivable for Fund shares sold	1,359	825
Dividends and other receivables	237,953	25,496
Prepaid expenses	2,157	17,367

Total assets	700,449,808	13,958,067

Liabilities:
Payable upon return of securities loaned	158,284,626	41,011
Payable for investments purchased	1,119,936	5,760
Payable for Fund shares repurchased	4,778	—
Accrued expenses:
Investment advisory and management fees	443,685	—
Professional fees	8,960	7,750
Custodian fees	27,294	7,535
Other	69,138	4,466

Total liabilities	159,958,417	66,522

Net Assets	$540,491,391	$13,891,545

Institutional Class Shares:
Net Assets	$417,278,832	$9,133,559
Shares outstanding	34,680,626	905,714

Net asset value, offering and redemption price per share	$12.03	$10.08

Premier Class Shares:
Net Assets	$123,212,559	$4,757,986
Shares outstanding	10,297,468	472,426

Net asset value, offering and redemption price per share	$11.97	$10.07

Net Assets Represent:
Paid-in capital	$441,183,545	$13,506,889
Net investment loss	(1,906,069)	(8,474)
Accumulated net realized gain (loss) from investments	15,025,862	(59,663)
Net unrealized appreciation of investments	86,188,053	452,793

Net Assets	$540,491,391	$13,891,545

Investments at cost	$612,430,898	$13,438,124

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended June 30, 2005 (unaudited)

	TimesSquare Small Cap Fund	TimesSquare Mid Cap Fund*

Investment Income:
Dividend income	$794,738	$14,246
Interest income	18,752	—
Foreign withholding tax	(825)	(11)
Securities lending fees	104,204	43

Total investment income	916,869	14,278

Expenses:
Investment advisory and management fees	2,571,847	18,809
Shareholder servicing fees - Premier Class	51,604	1,400
Distribution fees	7,853	—
Transfer agent	6,721	2,435
Fund accounting	60,428	—
Professional fees	41,272	10,026
Registration fees	68,678	18,451
Custodian	74,638	7,535
Trustees fees	14,216	724
Reports to shareholders	13,859	813
Miscellaneous	69,637	1,419

Total expenses before expense offsets	2,980,753	61,612

Less: Expense reimbursement	(160,397)	(37,602)
Expense reductions	—	(1,258)

Net expenses	2,820,356	22,752

Net investment loss	(1,903,487)	(8,474)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	26,355,623	(59,663)
Net unrealized appreciation (depreciation) of investments	(1,924,384)	452,793

Net realized and unrealized gain	24,431,239	393,130

Net Increase in Net Assets Resulting from Operations	$22,527,752	$384,656

*	Commencement of operations was March 4, 2005.

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Statement of Changes in Net Assets

	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

Increase (Decrease) in Net Assets
From Operations:
Net investment loss	$(1,903,487)	$(3,816,000)
Net realized gain on investments	26,355,623	18,427,000
Net unrealized appreciation (depreciation) of investments	(1,924,384)	35,226,000

Net increase in net assets resulting from operations	22,527,752	49,837,000

Distributions to Shareholders:
From net investment income:
Institutional Class Shares	—	(2,296,000)
Premier Class Shares	—	(394,000)
Retail Class Shares*	—	(19,000)
From net realized capital gains:
Institutional Class Shares	(11,719,203)	(11,186,000)
Premier Class Shares	(2,943,989)	(2,827,000)
Retail Class Shares*	(336,805)	(340,000)

Total distributions to shareholders	(14,999,997)	(17,062,000)

From Capital Share Transactions:
Proceeds from sale of shares	61,915,342	148,933,000
Reinvestment of dividends and distributions	14,999,997	17,062,000
Cost of shares repurchased	(70,091,604)	(75,413,000)

Net increase from capital share transactions	6,823,735	90,582,000

Total increase in net assets	14,351,490	123,357,000

Net Assets:
Beginning of period	526,139,901	402,783,000

End of period	$540,491,391	$526,140,000

End of period net investment loss	$(1,906,069)	$(2,582)

*	Retail Class shares were merged into the Premier Class shares at the close of business on April 8, 2005.

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Statement of Changes in Net Assets

For the period ended June 30, 2005* (unaudited)
Increase (Decrease) in Net Assets
From Operations:
Net investment loss	$(8,474)
Net realized loss on investments	(59,663)
Net unrealized appreciation of investments	452,793

Net increase in net assets resulting from operations	384,656

From Capital Share Transactions:
Proceeds from sale of shares	13,506,889
Cost of shares repurchased	—

Net increase from capital share transactions	13,506,889

Total increase in net assets	13,891,545

Net Assets:
Beginning of period	—

End of period	$13,891,545

End of period net investment loss	$(8,474)

*	Commencement of operations was March 4, 2005.

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund - Institutional Class

Financial Highlights

For a share outstanding throughout the period

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31,
			2004	2003		2002		2001	2000*
Net Asset Value, Beginning of Period	$11.88		$11.06	$8.16		$10.00		$11.00	$10.00

Income from Investment Operations:
Net investment loss	(0.04)		(0.08)	(0.09	)(e)	(0.07	)(e)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	0.53		1.30	3.15		(1.77)		(0.94)	1.16

Total from investment operations	0.49		1.22	3.06		(1.84)		(1.00)	1.15

Less Distributions to Shareholders from:
Net investment income	—		(0.07)	(0.13)		—		—	(0.10)
Net realized gain on investments	(0.34)		(0.33)	(0.03)		—		—	—
Paid-in capital	—		—	—		—		—	(0.05)

Total distributions to shareholders	(0.34)		(0.40)	(0.16)		—		—	(0.15)

Net Asset Value, End of Period	$12.03		$11.88	$11.06		$8.16		$10.00	$11.00

Total Return (a)	4.27	%(b)	11.05%	37.48%		(18.40)%		(9.09)%	11.51	%(b)

Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.05%		1.05%		1.05%	1.05	%(c)
Ratio of net investment loss to average net assets	(0.69	)%(c)	(0.79)%	(0.86)%		(0.85)%		(0.66)%	(0.12	)%(c)
Portfolio turnover	38	%(b)	70%	61%		57%		160%	140	%(b)
Net assets at end of period (000’s omitted)	$417,279		$410,171	$324,742		$51,762		$9,441	$16,552

Ratios absent expense offsets (d):

Ratio of total expenses to average net assets	1.11	%(c)	1.09%	1.12%		1.45%		1.75%	1.81	%(c)

Ratio of net investment loss to average net assets	(0.75	)%(c)	(0.83)%	(0.93)%		(1.25)%		(1.36)%	(0.88	)%(c)

*	Commencement of operations was January 21, 2000.
(a)	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction of Fund expenses.
(e)	Per share numbers have been calculated using average shares.

TimesSquare Small Cap Growth Fund - Premier Class

Financial Highlights

For a share outstanding throughout the period

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31,
			2004	2003		2002		2001	2000*
Net Asset Value, Beginning of Period	$11.83		$11.02	$8.12		$9.97		$10.98	$10.00

Income from Investment Operations:
Net investment loss	(0.05)		(0.10)	(0.11	)(e)	(0.09	)(e)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	0.53		1.29	3.16		(1.76)		(0.93)	1.15

Total from investment operations	0.48		1.19	3.05		(1.85)		(1.01)	1.13

Less Distributions to Shareholders from:
Net investment income	—		(0.05)	(0.12)		—		—	(0.10)
Net realized gain on investments	(0.34)		(0.33)	(0.03)		—		—	—
Paid-in capital	—		—	—		—		—	(0.05)

Total distributions to shareholders	(0.34)		(0.38)	(0.15)		—		—	(0.15)

Net Asset Value, End of Period	$11.97		$11.83	$11.02		$8.12		$9.97	$10.98

Total Return (a)	4.21	%(b)	10.80%	37.53%		(18.56)%		(9.20)%	11.26	%(b)

Ratio of net expenses to average net assets	1.25	%(c)	1.25%	1.25%		1.25%		1.25%	1.25	%(c)
Ratio of net investment loss to average net assets	(0.91	)%(c)	(0.99)%	(1.06)%		(1.06)%		(0.87)%	(0.32	)%(c)
Portfolio turnover	38	%(b)	70%	61%		57%		160%	140	%(b)
Net assets at end of period (000’s omitted)	$123,213		$103,589	$67,375		$5,482		$6,370	$6,640

Ratios absent expense offsets (d):

Ratio of total expenses to average net assets	1.33	%(c)	1.29%	1.32%		1.65%		1.95%	2.01	%(c)
Ratio of net investment loss to average net assets	(0.99	)%(c)	(1.03)%	(1.13)%		(1.46)%		(1.57)%	(1.08	)%(c)

*	Commencement of operations was January 21, 2000.
(a)	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction of Fund expenses.
(e)	Per share numbers have been calculated using average shares.

TimesSquare Mid Cap Growth Fund - Institutional Class

Financial Highlights

For a share outstanding throughout the period

	For the period ended June 30, 2005 (unaudited)*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment loss	(0.00	)#
Net realized and unrealized gain on investments	0.08

Total from investment operations	0.08

Net Asset Value, End of Period	$10.08

Total Return (a)	0.80	%(b)

Ratio of net expenses to average net assets	1.12	%(c)
Ratio of net investment loss to average net assets	(0.33	)%(c)
Portfolio turnover	19	%(b)
Net assets at end of period (000’s omitted)	$9,134

Ratios absent expense offsets (d):
Ratio of total expenses to average net assets	2.99	%(c)
Ratio of net investment loss to average net assets	(2.20	)%(c)

*	Commencement of operations was on March 4, 2005.
(a)	Total return would have been lower and net investment income would have been higher had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction of Fund expenses.
#	Less than (.005) per share.

TimesSquare Mid Cap Growth Fund - Premier Class

Financial Highlights

For a share outstanding throughout the period

	For the period ended June 30, 2005 (unaudited)*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.08

Total from investment operations	0.07

Net Asset Value, End of Period	$10.07

Total Return (a)	0.70	%(b)

Ratio of net expenses to average net assets	1.33	%(c)
Ratio of net investment loss to average net assets	(0.64	)%(c)
Portfolio turnover	19	%(b)
Net assets at end of period (000’s omitted)	$4,758

Ratios absent expense offsets (d):
Ratio of total expenses to average net assets	3.66	%(c)
Ratio of net investment loss to average net assets	(2.97	)%(c)

*	Commencement of operations was on March 4, 2005.
(a)	Total return would have been lower and net investment income would have been higher had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction of Fund expenses.

Notes to Financial Statements

June 30, 2005 (unaudited)

(1) Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: TimesSquare Small Cap Growth Fund (“Small Cap”), formerly Small Cap Growth/TimesSquare Fund, a series of CIGNA Group Funds, and TimesSquare Mid Cap Growth Fund (“Mid Cap”), collectively the “Funds.” The former Fund will be referred to herein as “the former Small Cap Fund.”

The Funds offer both Institutional and Premier Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) the Investment Manager determines that a market quotation is inaccurate, or (4) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are

Notes to Financial Statements (continued)

valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Additional expenses to the Premier Class shares include payments to third parties who maintain omnibus accounts, these payments to third parties represent shareholder recordkeeping services and are expected to not exceed 0.20% of each Fund’s Premier Class average daily net assets. (Prior to April 8, 2005, the former Small Cap Fund - Premier Class Shares incurred similar payments for shareholder recordkeeping services.)

The Funds may have certain portfolio trades directed to a broker, under a brokerage recapture program, who paid a portion of the Funds’ expenses. For the period ended June 30, 2005, under these arrangements the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Small Cap - $0 and Mid Cap - $1,258 or 0.07%. (Prior to April 8, 2005, the former Small Cap Fund did not participate in a brokerage recapture program.) Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. (Prior to April 8, 2005, the former Small Cap Fund participated in a similar program offered by State Street Bank.) For the period ended June 30, 2005, the custodian expense was not reduced.

(d) Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Notes to Financial Statements (continued)

(f) Capital Loss Carryovers

As of June 30, 2005, the Funds have no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2005, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Small Cap Institutional Class – 2 own 25%; Small Cap Premier Class – 4 own 60%; Mid Cap Institutional Class – 3 own 83% and Mid Cap Premier Class – 4 own 96%. Transactions by these shareholders may have a material impact on their respective Fund. Capital share transactions for each class of shares were as follows:

	For the six months ended June 30, 2005* (unaudited)		For the year ended December 31, 2004
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	3,322,007	$38,401,621	7,154,000	$80,250,000
Reinvestments of dividends and distributions	1,037,098	11,719,203	1,134,000	13,482,000
Cost of shares repurchased	(4,198,197)	(49,189,195)	(3,124,000)	(34,930,000)

Net Increase - Institutional Shares	160,908	$931,629	5,164,000	$58,802,000

Premier Shares:
Proceeds from sale of shares	2,011,578	$23,225,734	5,713,000	$64,452,000
Reinvestments of dividends and distributions	261,688	2,943,989	272,000	3,221,000
Cost of shares repurchased	(1,756,312)	(20,020,043)	(3,343,000)	(36,843,000)
Merger of Retail Shares into Premier Shares	1,023,901	9,859,924	—	—

Net Increase - Premier Shares	1,540,855	$16,009,604	2,642,000	$30,830,000

Retail Shares
Proceeds from sale of shares	25,148	$287,987	387,000	$4,231,000
Reinvestments of dividends and distributions	30,180	336,805	30,000	359,000
Cost of shares repurchased	(77,226)	(882,366)	(338,000)	(3,640,000)
Merger of Retail Shares into Premier Shares	(1,032,032)	(9,859,924)	—	—

Net Increase (Decrease) - Retail Shares	(1,053,930)	$(10,117,498)	79,000	$950,000

Mid Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	905,714	$8,809,269	—	—
Cost of shares repurchased	—	—	—	—

Net Increase - Institutional Shares	905,714	$8,809,269	—	—

Premier Shares:
Proceeds from sale of shares	472,416	$4,697,521	—	—
Cost of shares repurchased	—	—	—	—

Net Increase - Premier Shares	472,416	$4,697,521	—	—

*	Mid Cap Growth Fund commenced operations on March 4, 2005.

Notes to Financial Statements (continued)

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by TimesSquare Capital Management, LLC (“TimesSquare”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and TimesSquare with respect to each of the Funds. AMG indirectly owns a majority interest in TimesSquare. The Funds are distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

The Funds are obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of each Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Funds for its services as subadvisor. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds. Prior to April 8, 2005, the former Small Cap Fund had a similar Investment Management Agreement with CIGNA Funds Group (“CIGNA”).

The Investment Manager has voluntarily agreed, through May 1, 2006, to reimburse expenses to the extent total operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets: Small Cap Institutional Class - 1.05%, Small Cap Premier Class - 1.25%, Mid Cap Institutional Class - 1.19% and Mid Cap Premier Class - 1.39%. The Funds are obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause each Fund’s operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) in any such future year to exceed the above stated percentages, based on each Fund’s average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, TimesSquare from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Prior to April 8, 2005, the former Small Cap Fund had a similar waiver/reimbursement agreement with CIGNA. At June 30, 2005, the cumulative amounts of unreimbursed expenses for Small Cap and Mid Cap were $37,711 and $37,602, respectively. (Effective with the reorganization, the former Small Cap Fund’s reimbursement available for repayment prior to April 8, 2005 has been forfeited by the former investment manager, CIGNA.)

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

Notes to Financial Statements (continued)

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” paid by Small Cap and Mid Cap for the fiscal periods ending June 30, 2005 were $14,216 and $724, respectively. These amounts represent each Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the fund complex. (Prior to April 8, 2005, the former Small Cap Fund paid fees from January 1, 2005 through April 7, 2005 in the amount of $7,170 to the Trustees of CIGNA Group Funds.)

From January 1 through April 8, 2005 the Fund had a Distribution Plan pursuant to Rule 12b-l under the Investment Company Act of 1940 requiring the payment of a fee at an annual rate of 0.25% of the average daily net assets of the Retail Class shares to Prudential Retirement Brokerage Services (formerly CIGNA Financial Services, Inc.) the Fund’s former distributor. For this period the Retail Class shares paid $7,853. Effective at the close of business on April 8, 2005 the Retail Class shares merged into the Premier Class shares and the Distribution Plan was terminated.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the period ended June 30, 2005, for Small Cap were $188,458,314 and $203,296,076 and Mid Cap were $14,099,918 and $1,279,386, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

(4) Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates. (Prior to April 8, 2005, the former Small Cap Fund did not participate in a securities lending program.)

(5) Commitments and contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Proxy Result Information (unaudited)

At the Special Meeting of Shareholders of the CIGNA Funds Group held on April 8, 2005, the following votes were recorded on behalf of TimesSquare Small Cap Growth Fund. The proposal, which shareholders were asked to vote on, is explained in further detail in the proxy statement dated March 8, 2005:

Proposal 1 – To approve the Reorganization, as defined and described in the combined proxy statement/prospectus related to the Special Meeting of the shareholders of the Fund to be held on April 8, 2005.

Notes to Financial Statements (continued)

	Votes	Shares Outstanding
“Affirmative”	31,895,512.000	44,920,987.709
“Against”	599,111.199
“Abstain”	1,308,659.000

Proposal 2 – To approve the Interim Advisory Agreement, as defined and described in the combined proxy statement/prospectus related to the Special Meeting of the shareholders of the Fund to be held on April 8, 2005.

	Votes	Shares Outstanding
“Affirmative”	31,892,444.000	44,920,987.709
“Against”	599,454.199
“Abstain”	1,311,382.000

Pursuant to Article V, Section 4 of the Master Trust Agreement of the Trust and the Securities Exchange Act of 1940, such total votes on each proposal represented a quorum of the outstanding shares of the Funds.

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION
Bramwell Capital Management, Inc.
Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY
Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH
ESSEX LARGE CAP GROWTH
ESSEX SMALL/MICRO CAP GROWTH
Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY
First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP
Kern Capital Management LLC

INTERNATIONAL EQUITY
Bernstein Investment Research and Management
Lazard Asset Management, LLC
Wellington Management Company LLP

INTERNATIONAL GROWTH
Wellington Management Company LLP

MICRO-CAP
Kern Capital Management LLC

MID-CAP
Chicago Equity Partners, LLC

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY
Renaissance Investment Management

RORER MID-CAP
RORER LARGE-CAP
Rorer Asset Management, LLC

SMALL CAP
TimesSquare Capital Management, LLC

SMALL COMPANY
Kalmar Investment Advisers, Inc.

SPECIAL EQUITY
Donald Smith & Co., Inc.
Kern Capital Management LLC
Skyline Asset Management, L.P.
Veredus Asset Management LLC
Westport Asset Management, Inc.

STRUCTURED CORE
First Quadrant, L.P.

SYSTEMATIC VALUE
Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
TimesSquare Capital Management, LLC

VALUE
Armstrong Shaw Associates Inc.
Osprey Partners Investment Mgmt., LLC

20
Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED
Chicago Equity Partners, LLC
Loomis, Sayles & Company L.P.

GLOBAL
333 Global Advisers*
Armstrong Shaw Associates Inc.
Bernstein Investment Research and Management
First Quadrant, L.P.
Kern Capital Management LLC
Northstar Capital Management, Inc.
Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)
Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE
TAX-FREE
Evergreen Investment Management Company, LLC

FIXED INCOME
Loomis, Sayles & Company L.P.

GLOBAL BOND
Loomis, Sayles & Company L.P.

HIGH YIELD
J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION
GOVERNMENT
Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)
JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)
333 Global Advisers*

SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semi-annual report, or annual report at www.managersinvest.com.

SAR014-0506

www.managersinvest.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 6, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 6, 2005